CAPITAL STOCK AND RESERVES - Inputs used (Details)	Dec. 31, 2021	Dec. 31, 2020
Warrants | Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input		2.0
Warrants | Annualized volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input		72
Warrants | Dividend rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input		0.00
Warrants | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input		0.25
Stock options | Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	3.1	3.0
Stock options | Annualized volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	78	72
Stock options | Dividend rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.00	0.00
Stock options | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.65	0.57